Summary of Significant Accounting Policies - Schedule of Accounts Receivable and Contract Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of accounts receivable and contract assets, net [Abstract]
Accounts receivable	¥ 73,678	¥ 67,391
Contract assets (See Note 2(r))	680,707	748,544
Allowance for expected credit losses	(1,586)	(2,531)
Accounts receivable and contract assets, net	¥ 752,799	¥ 813,404